Unaudited Condensed Consolidated Balance Sheets - USD ($) $ in Thousands		Jun. 30, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents (Note 8)		$ 56,619	$ 63,921
Inventories (Note 11)		3,717	3,696
Derivative assets (Notes 7 and 8)		12,593	13,019
Other current assets (Note 17)		10,698	8,795
Total current assets		84,411	89,779
Long-term assets:
Vessels, net of accumulated depreciation (Notes 10 and 19)		1,421,256	1,492,998
Right-of-use assets (Note 4)		1,730	2,126
Deferred tax assets (Note 9)		3,812	4,358
Derivative assets (Notes 7 and 8)		6,406	7,229
Total long-term assets		1,433,204	1,506,711
Total assets		1,517,615	1,596,490
Current liabilities:
Trade accounts payable (Note 17)		5,475	10,243
Accrued expenses (Note 18)		9,717	14,775
Current portion of long-term debt (Notes 8 and 12)		89,157	98,960
Current lease liabilities (Note 4)		1,096	982
Income taxes payable		25	44
Prepaid charter and deferred revenue		2,354	467
Amount due to related parties (Note 13)		$ 3,859	$ 2,106
Other Liability, Current, Related Party, Type [Extensible Enumeration]		Related Party	Related Party
Total current liabilities		$ 111,683	$ 127,577
Long-term liabilities:
Long-term debt (Notes 8 and 12)		806,214	857,829
Lease liabilities (Note 4)		634	1,144
Deferred tax liabilities (Note 9)		121	127
Deferred revenues		2,102	2,336
Total long-term liabilities		809,071	861,436
Total liabilities		920,754	989,013
Commitments and contingencies (Note 14)
Series A Convertible Preferred Units		84,308	84,308
Partners' capital:
General partner interest		9,089	9,285
Total partners' capital		512,553	523,169
Total liabilities and equity		1,517,615	1,596,490
Related Party
Current assets:
Amounts due from related parties (Note 13)		784	348
Other current assets (Note 17)		746	376
Current liabilities:
Trade accounts payable (Note 17)		2,254	3,203
Common units
Partners' capital:
Common unitholders		499,593	510,013
Class B unit
Partners' capital:
Common unitholders	[1]	$ 3,871	$ 3,871

[1]	On September 7, 2021, the Partnership entered into an exchange agreement with Knutsen NYK, and the Partnership’s general partner whereby Knutsen NYK contributed to the Partnership all of Knutsen NYK’s incentive distribution rights (“IDRs”), in exchange for the issuance by the Partnership to Knutsen NYK of 673,080 common units and 673,080 Class B Units, whereupon the IDRs were cancelled (the “IDR Exchange”). As of June 30, 2024, 420,675 of the Class B Units had been converted to common units.